SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS [Text Block]
11.	SUBSEQUENT EVENT

On March 25, 2019 the Company announced a proposed non-brokered private placement of up to 6,000,000 common shares of the Company at a price of Cdn$0.05 per share for gross proceeds of up to Cdn$300,000. Directors and officers of the Company may purchase some or all of the said shares. Closing of this financing is subject to receipt of all necessary approvals.